Logan Capital Broad Innovative Growth ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Capital Goods - 9.4%
Eaton Corp. PLC	1,096	$269,704
Fastenal Co.	21,067	1,437,402
Hubbell, Inc.	1,349	452,684
Lincoln Electric Holdings, Inc.	5,238	1,163,988
Nordson Corp.	2,785	701,040
United Rentals, Inc.	2,286	1,429,664
		5,454,482

Commercial & Professional Services - 6.0%
Cintas Corp.	2,437	1,473,338
Copart, Inc.(a)	21,203	1,018,592
Insperity, Inc.	4,032	462,430
Paycom Software, Inc.	2,826	537,618
		3,491,978

Consumer Discretionary Distribution & Retail - 13.9%
Amazon.com, Inc.(a)	15,754	2,445,020
Burlington Stores, Inc.(a)	4,828	922,872
Dick's Sporting Goods, Inc.	11,273	1,680,466
Home Depot, Inc.	1,687	595,444
Lithia Motors, Inc.	3,516	1,036,693
Pool Corp.	936	347,490
RH(a)	856	216,979
Williams-Sonoma, Inc.	4,680	905,065
		8,150,029

Consumer Durables & Apparel - 2.9%
Deckers Outdoor Corp.(a)	1,309	986,633
Lululemon Athletica, Inc.(a)	1,531	694,798
		1,681,431

Consumer Services - 3.9%
Marriott International, Inc. - Class A	2,615	626,894
Starbucks Corp.	9,646	897,368
Texas Roadhouse, Inc.	5,781	726,787
		2,251,049

Financial Services - 7.2%
Coinbase Global, Inc. - Class A(a)	4,328	554,850
LPL Financial Holdings, Inc.	2,058	492,253
MasterCard, Inc. - Class A	6,562	2,947,847
OneMain Holdings, Inc.	4,689	223,196
		4,218,146

Food, Beverage & Tobacco - 1.8%
Lamb Weston Holdings, Inc.	3,777	386,916
Monster Beverage Corp.(a)	12,436	684,228
		1,071,144

Household & Personal Products - 0.6%
Estee Lauder Cos., Inc. - Class A	2,511	331,427

Materials - 2.6%
Graphic Packaging Holding Co.	23,629	602,776
Sherwin-Williams Co.	3,088	939,925
		1,542,701

Media & Entertainment - 15.2%
Alphabet, Inc. - Class A(a)	11,008	1,542,221
Alphabet, Inc. - Class C(a)	7,686	1,089,875
Electronic Arts, Inc.	6,082	836,762
Meta Platforms, Inc. - Class A(a)	5,169	2,016,634
Netflix, Inc.(a)	4,629	2,611,264
Trade Desk, Inc. - Class A(a)	11,189	765,663
		8,862,419

Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
Agilent Technologies, Inc.	4,812	626,041
Charles River Laboratories International, Inc.(a)	1,608	347,778
IQVIA Holdings, Inc.(a)	2,643	550,352
Mettler-Toledo International, Inc.(a)	993	1,188,810
Waters Corp.(a)	2,668	847,650
Zoetis, Inc.	2,517	472,718
		4,033,349

Semiconductors & Semiconductor Equipment - 11.1%
Broadcom, Inc.	2,874	3,391,320
KLA Corp.	5,156	3,062,870
		6,454,190

Software & Services - 3.0%
Accenture PLC - Class A	2,254	820,186
Adobe Systems, Inc.(a)	1,619	1,000,186
		1,820,372

Technology Hardware & Equipment - 12.7%
Amphenol Corp. - Class A	22,512	2,275,964
Apple, Inc.	15,278	2,817,264
Arista Networks, Inc.(a)	3,343	864,767
IPG Photonics Corp.(a)	2,540	248,641
Logitech International SA	3,170	264,346
Trimble, Inc.(a)	6,048	307,601
Zebra Technologies Corp. - Class A(a)	2,306	552,402
		7,330,985

Transportation - 2.5%
Old Dominion Freight Line, Inc.	3,724	1,456,158
TOTAL COMMON STOCKS (Cost $21,785,007)		58,149,860

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Fidelity Government Portfolio - Class Institutional, 5.22%(b)	234,645	234,645
TOTAL SHORT-TERM INVESTMENTS (Cost $234,645)		234,645

TOTAL INVESTMENTS - 100.1% (Cost $22,019,652)		$58,384,505
Liabilities in Excess of Other Assets - (0.1)%		(65,222)
TOTAL NET ASSETS - 100.0%		$58,319,283

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Logan Capital Broad Innovative Growth ETF Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

	Level 1	Level 2	Level 3	Total

Common Stocks	$58,149,860	$–	$–	$58,149,860
Money Market Funds	234,645	–	–	234,645
Total Investments	$58,384,505	$–	$–	$58,384,505

Refer to the Schedule of Investments for industry classifications.